Document and Entity Information	Sep. 24, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2021
Entity Registrant Name	SARCOS TECHNOLOGY AND ROBOTICS CORPORATION
Entity Central Index Key	0001826681
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39897
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2838301
Entity Address, Address Line One	360 Wakara Way
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84108
City Area Code	888
Local Phone Number	927-7296
Entity Information, Former Legal or Registered Name	ROTOR ACQUISITION CORP.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	The Chrysler Building
Entity Address, Address Line Two	405 Lexington Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10174
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	STRC
Security Exchange Name	NASDAQ
Redeemable Warrants
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for shares of Common Stock at an exercise price of $11.50 per share
Trading Symbol	STRCW
Security Exchange Name	NASDAQ